Financial Assets and Liabilities - Financial Liabilities (Details) - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial liabilities [line items]
Total financial liabilities	£ 51,396
Level 3
Disclosure of financial liabilities [line items]
Total financial liabilities	51,396	£ 77,195
Level 3 | Non-current borrowings
Disclosure of financial liabilities [line items]
Total financial liabilities	0	20
Level 3 | Current borrowings
Disclosure of financial liabilities [line items]
Total financial liabilities	21	19,744
Level 3 | Trade and other payables
Disclosure of financial liabilities [line items]
Total financial liabilities	48,502	40,243
Level 3 | Contingent consideration
Disclosure of financial liabilities [line items]
Total financial liabilities	1,244	12,510
Level 3 | Deferred consideration
Disclosure of financial liabilities [line items]
Total financial liabilities	1,516	4,401
Level 3 | Other liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	£ 113	£ 277